Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs	At December 31, 2024 and 2023, total long-term debt, net of debt issuance costs of $7.9 million and $4.0 million, respectively, consists of the following:

(in thousands)	2024	2023

1.000% Senior Unsecured Cash Convertible Notes due 2024	$—	$483,019
0.000% Senior Unsecured Convertible Notes due 2027	498,402	497,869
2.500% Senior Unsecured Convertible Notes due 2031	494,421	—
German Private Placement (2017 Schuldschein)	15,050	120,956
German Private Placement (2022 Schuldschein)	383,675	407,950
Total long-term debt	1,391,548	1,509,794
Less: Current portion	53,481	587,970
Long-term portion	$1,338,067	$921,824
Repayments of long-term debt for the years ended December 31, 2024, 2023 and 2022 consisted of:

(in thousands)	2024	2023	2022

German Private Placement (2017 Schuldschein)	$101,536	$—	$153,003
1.000% Senior Unsecured Cash Convertible Notes due 2024	500,000	—	—
0.500% Senior Unsecured Cash Convertible Notes due 2023	—	400,000	—
3.75% Series B Senior Notes due October 16, 2022	—	—	300,000
3.90% Series C Senior Notes due October 16, 2024	—	—	27,000
Total repayment of long-term debt	$601,536	$400,000	$480,003
The principal amount, carrying amount and fair values of long-term debt instruments as of December 31, 2024 and 2023 are summarized below:

(in thousands)	2024
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Convertible Notes due 2027	$500,000	($1,598)	$498,402	$475,835	Level 1
Convertible Notes due 2031	500,000	(5,579)	494,421	511,150	Level 1
German Private Placement (2017 Schuldschein)	15,069	(19)	15,050	14,560	Level 2
German Private Placement (2022 Schuldschein)	384,393	(718)	383,675	380,180	Level 2
	$1,399,462	($7,914)	$1,391,548	$1,381,725

(in thousands)	2023
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Cash Convertible Notes due 2024	$500,000	($16,981)	$483,019	$513,500	Level 1
Convertible Notes due 2027	500,000	(2,131)	497,869	453,185	Level 1
German Private Placement (2017 Schuldschein)	121,009	(53)	120,956	118,978	Level 2
German Private Placement (2022 Schuldschein)	408,846	(896)	407,950	401,684	Level 2
	$1,529,855	($20,061)	$1,509,794	$1,487,347

Future Maturities of Long-Term Debt	Future maturities of long-term debt stated at the carrying values as of December 31, 2024 are as follows:

Years ending December 31, (in thousands)

2025	$53,481
2026	—
2027	608,380
2028	—
2029	145,189
Thereafter	584,498
$1,391,548

Interest Expense Related to the Cash Convertible Notes	Interest expense for the years ended December 31, 2024, 2023 and 2022 related to the 2031 Notes, 2027 Notes and cash convertible notes was comprised of the following:

(in thousands)	2024	2023	2022

Coupon interest	$8,604	$4,169	$7,000
Amortization of original issuance discount	16,075	27,341	30,170
Amortization of debt issuance costs	1,690	2,328	2,593
Total interest expense related to the convertible notes	$26,369	$33,838	$39,763

Summary of German Private Placement Tranches	A summary of the tranches is as follows:

			Carrying value (in thousands) as of December 31,
Notional amount	Interest rate	Maturity	2024	2023

€64.0 million	Fixed 1.09%	June 2024	$—	$70,704
€31.0 million	Floating EURIBOR + 0.7%	June 2024	—	34,247
€14.5 million	Fixed 1.61%	June 2027	15,050	16,005
			$15,050	$120,956

			Carrying value (in thousands) as of December 31,
Notional amount	Interest rate	Maturity	2024	2023

€51.5 million	Floating 6M EURIBOR + 0.55%	July 2025	$53,481	$56,836
€62.0 million	Fixed 2.741%	July 2027	64,323	68,388
€29.5 million	Floating 6M EURIBOR + 0.70%	July 2027	30,605	32,539
€37.0 million	Fixed 3.044%	July 2029	38,371	40,803
€103.0 million	Floating 6M EURIBOR + 0.85%	July 2029	106,818	113,586
€9.5 million	Fixed 3.386%	July 2032	9,849	10,475
€7.5 million	Floating 6M EURIBOR + 1.0%	July 2032	7,776	8,269
€70.0 million	Fixed 3.04%	August 2035	72,452	77,054
			$383,675	$407,950